Warrants (Tables)	6 Months Ended
Jun. 30, 2025
Warrants
Summary of warrants activity reclassified equity

Warrant activity for the six months ended June 30, 2025, was as follows:

	Warrants	Weighted average exercise price	Amount
	#	$	$
Balance – December 31, 2024	668,138	11.64	1,563
Exercised	(9,292)	0.01	(30)
Change in fair value of warrants	-	-	356
Balance – June 30, 2025	658,846	11.80	1,889

Schedule of warrants outstanding

Issuance date	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$
February 2020	11,129	0.14	129.12
July 2020	56,210	0.01	45.00
August 2020	17,310	0.60	47.00
February 2021	16,507	0.64	181.25
June 2024	557,690	1.93	0.01
Balance – June 30, 2025	658,846	1.66	11.80